FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

NOTE 22 - FINANCIAL AND CAPITAL RISK MANAGEMENT

Financial risk management

The Group’s activities expose it to a variety of financial risks, including the effects of changes in debt and equity market prices, foreign currency exchange rates and interest rates. The Group’s overall risk management programmes focus on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. Risk management is carried out under policies approved by Board of Directors.

NOTE 22 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Foreign currency risk

The table below summarizes the Group’s exposure to foreign exchange rate risk at 31 December 2021 and 2020 in terms of TRY equivalents of foreign currency denominated assets and liabilities.

	As of 31 December 2021
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	3,749,790	76	3	5	3,749,874
Financial investments	1,158,052	—	—	—	1,158,052
Trade receivables and due from related parties	2,990	811	—	—	3,801
Other current assets	910	—	—	—	910

Total assets	4,911,742	887	3	5	4,912,637

Liabilities:
Trade payables and payables to merchants and due to related parties	(649,680)	(4,926)	(173)	(51)	(654,830)

Total liabilities	(649,680)	(4,926)	(173)	(51)	(654,830)

Net foreign currency position	4,262,062	(4,039)	(170)	(46)	4,257,807

	As of 31 December 2020
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	272,407	3,075	12	63	275,557
Trade receivables and due from related parties	1,585	1,194	—	—	2,779
Other current assets	6,416	811	—	775	8,002

Total assets	280,408	5,080	12	838	286,338

Liabilities:
Trade payables and payables to merchants and due to related parties	(246,664)	(1,387)	—	(1,034)	(249,085)
Lease liabilities	—	(7)	—	—	(7)

Total liabilities	(246,664)	(1,394)	—	(1,034)	(249,092)

Net foreign currency position	33,744	3,686	12	(196)	37,246

The Group is exposed to foreign exchange risk through the impact of rate changes in the translation of foreign currency denominated liabilities to local currency. These risks are monitored and limited by analysing foreign currency position through obtaining positions within the approved limits.

At 31 December 2021, if the US Dollar had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY426,206 thousand lower/higher (2020: Loss before tax would have been TRY3,374 thousand lower/higher), mainly as a result of foreign exchange losses/gains on the translation of US Dollar assets and liabilities.

NOTE 22 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

At 31 December 2021, if the Euro had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY404 thousand higher/lower (2020: Loss before tax would have been TRY369 thousand higher/lower), mainly as a result of foreign exchange losses/gains on the translation of Euro assets and liabilities.

At 31 December 2021, if the GBP and CHF had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY17 thousand and TRY5 thousand lower/ higher, mainly as a result of foreign exchange losses/gains on the translation of GBP and CHF assets and liabilities (2020: Loss before tax would have been TRY1 and TRY20 lower/higher).

Credit risk

The Group operates as an e-commerce website offering its customers a wide selection of merchandise.

The substantial portion of sales is through the customers’ credit cards. Therefore, the resulting accounts receivable balances are secured by banks, the issuers of credit cards. In this context, the credit risk of the Group is substantially mitigated.

Funding risk

The ability to fund the existing and prospective debt requirements is managed by maintaining the availability of adequate funding lines from high quality lenders and supply financing arrangements.

Liquidity risk

The Group maintains available line of credit limits with various banks that can be used in obtaining cash, letters of guarantee and cash for payments to suppliers. The Group generates positive operating cash flows as a result of its operating model. The table below shows the Group’s liquidity risk arising from financial liabilities.

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5	Over
2021	value	cash flow	3 months	months	years	5 years

Non-derivative financial instruments:
Trade payables and payables to merchants	4,062,149	4,090,295	4,090,295	—	—	—
Lease liabilities	211,250	261,177	31,377	89,877	139,923
Bank borrowings	193,184	199,832	198,372	1,460	—	—
Due to related parties	9,047	9,047	9,047	—	—	—
	4,475,630	4,560,351	4,329,091	91,337	139,923

NOTE 22 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5	Over
2020	value	cash flow	3 months	months	years	5 years

Non-derivative financial instruments:
Trade payables and payables to merchants	2,024,549	2,035,688	2,035,688	—	—	—
Lease liabilities	144,056	181,997	13,526	48,360	120,111	—
Bank borrowings	347,436	368,070	368,070	—	—	—
Due to related parties	3,930	3,930	3,930	—	—	—
	2,519,971	2,589,685	2,421,214	48,360	120,111	—

Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue its operations in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

Consistent with others in the industry, the Group monitors capital on the basis of the net debt to equity ratio. This ratio is calculated as net debt divided by equity. Net debt is calculated as total borrowings and lease liabilities less cash and cash equivalents. Net debt to equity ratios at 31 December 2021 and 2020 were as follows:

	2021	2020

Net debt / (cash) (Note 24)	(3,409,035)	(101,151)
Total equity / (deficit)	2,676,176	(787,332)

Net debt to equity ratio	(127)%	13%